SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - Share options [member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares		0.44	0.38
Weighted average exercise price, beginning | $ / shares		$ 2,431,400	$ 2,277,150
Granted during the period | shares		0.40	0.06
Weighted average exercise price, granted | $ / shares		$ 1,154,100	$ 3,422,200
Exercised during the period | shares
Weighted average exercise price, exercised | $ / shares
Cancelled during the period | shares		(0.84)
Weighted average exercise price, cancelled | $ / shares		$ 1,823,000
Number of options, outstanding, ending | shares			0.44
Weighted average exercise price, ending | $ / shares			$ 2,431,400
Number of options, exercisable, ending | shares
Weighted average exercise price, exercisable, ending | $ / shares